Income Taxes (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Gross deferred tax assets:
Net operating loss carryforward	$ (25,000)	$ (2,000)
Total deferred tax assets	(25,000)	(2,000)
Less: Valuation allowance	25,000	(2,000)
Net deferred tax assets